Related Party Transactions	12 Months Ended
Apr. 30, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

14. Related Party Transactions

14.1 Related Party Transactions

Related party transactions are based on the amounts agreed to by the parties. During the years ended April 30, 2023 and 2022, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties.

14. Related Party Transactions (continued)

14.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. The remuneration of directors and key management, for the years ended April 30, 2023 and 2022, comprised of:

	For the year ended April 30,
	2023	2022
	($)	($)
Management salaries	378	290
Directors' fees	200	182
Share-based compensation	540	540
Total	1,118	1,012